Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,918,181		$ 17,230,362	$ 1,263,478
Less: provision for credit losses	(600,834)		(99,775)	(76,540)
Accounts receivable, net	9,317,347		17,130,587	$ 1,186,938
Beginning balance	99,775	$ 12,710
Provision	501,059	63,830	99,775
Ending balance	$ 600,834	$ 76,540	$ 99,775